Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Settled in option value					$ 167,884
Stock compensation expense	$ 116,583	$ 256,959	$ 498,312	$ 1,534,468	1,918,183	$ 11,667,361
Amounts payable	293,546		293,546		293,546
Director [Member]
Settled in option value			37,500
Stock compensation expense	$ 0	37,500	$ 37,500	130,385
Consulting fees to director		$ 0		$ 9,230		240,000
Amounts payable					$ 293,546	$ 293,546